[EATON VANCE LOGO]

                                                                       EDUCATION



Semiannual Report March 31, 2001



                                   EATON VANCE
                                    NATIONAL
                                   MUNICIPALS
                                      FUND

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT UPDATE

[PHOTO]
Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- Economic uncertainty prompted an impressive rally in the fixed-income markets in the second half of 2000 and early 2001, as slower industrial activity combined with weaker consumer demand to dampen the near-term outlook. The Federal Reserve Board took dramatic steps to reinvigorate the economy by lowering, in four separate moves between January and April 2001, its benchmark Federal Funds rate by a total of 200 basis points (2.0%).

- The bond markets, which move in the opposite direction of interest rates, rallied strongly. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 6.69% during the six-month period ended March 31, 2001.*

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

- Credit quality spreads remained wide, especially in the health care sector. Spreads are expected to narrow, however, if the Federal Reserve Board continues to lower the Federal Funds rate.

- Management balanced higher-income issues with interest-rate-sensitive, lower-coupon issues with the potential to enhance overall returns. The Portfolio continued its efforts to upgrade call protection.

- The Portfolio remains well diversified across numerous sectors. One of the largest sector holdings, industrial development revenue bonds, included projects involving Continental Airlines, BP Amoco, United Airlines and Georgia Pacific.


FUND PERFORMANCE
--------------------------------------------------------------------------------

  The Past Six Months

- During the six months ended March 31, 2001, the Fund's Class A shares had a total return of 5.79%.(1) This return resulted from an increase in net asset value (NAV) per share to $10.51 on March 31, 2001 from $10.23 on September 30, 2000, and the reinvestment of $0.305 per share in tax-exempt dividend income.(2)

- The Fund's Class B shares had a total return of 5.63% during the period,(1) the result of an increase in NAV per share to $9.81 from $9.55, and the reinvestment of $0.272 per share in tax-exempt dividend income.(2)

- The Fund's Class C shares had a total return of 5.38% during the period,(1) the result of an increase in NAV per share to $9.35 from $9.10, and the reinvestment of $0.234 per share in tax-exempt dividend income.(2)

- The Fund's Class I shares had a total return of 6.01% during the period,(1) the result of an increase in NAV per share to $9.73 from $9.46, and the reinvestment of $0.292 per share in tax-exempt dividend income.(2)

- Based on the most recent distributions and NAVs per share on March 31, 2001, of $10.51 for Class A, $9.81 for Class B, $9.35 for Class C, and $9.73 for Class I, the distribution rates were 5.80%, 5.56%, 5.05%, and 6.01%, respectively.(3) The distribution rates of Classes A, B, C, and I are equivalent to taxable rates of 9.60%, 9.21%, 8.36%, and 9.95%, respectively.(4)

- The SEC 30-day yields at March 31, 2001 were 5.99%, 6.04%, 5.53%, and 6.53%, respectively, for Classes A, B, C, and I.(5) These yields are equivalent to taxable rates of 9.92%, 10.00%, 9.16%, and 10.81%, respectively.(4)

*It is not possible to invest directly in the Index.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

PERFORMANCE(6)                                               Class A      Class B      Class C      Class I
----------------------------------------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------------
One Year                                                       9.61%       9.21%        8.60%        9.68%
Five Years                                                     6.13        5.45         5.28         N.A.
Ten Years                                                      N.A.        6.86         N.A.         N.A.
Life of Fund+                                                  7.09        6.66         4.54         4.80


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------------
One Year                                                       4.38%       4.21%        7.60%        9.68%
Five Years                                                     5.11        5.13         5.28         N.A.
Ten Years                                                      N.A.        6.86         N.A.         N.A.
Life of Fund+                                                  6.34        6.66         4.54         4.80

+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93;
 Class I:7/1/99

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC) for Class B shares and Class C shares. (2)A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
    (4)Taxable-equivalent rates assume maximum 39.6% federal tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%.
    Class B returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
--------------------------------------------------------
Investment in National Municipals
   Portfolio, at value
   (identified cost, $1,767,441,199)      $1,821,959,831
Receivable for Fund shares sold                4,443,737
--------------------------------------------------------
TOTAL ASSETS                              $1,826,403,568
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Dividends payable                         $    4,109,583
Payable for Fund shares redeemed               2,190,175
Payable to affiliate for service fees            323,921
Payable to affiliate for Trustees' fees              450
Accrued expenses                                 261,609
--------------------------------------------------------
TOTAL LIABILITIES                         $    6,885,738
--------------------------------------------------------
NET ASSETS                                $1,819,517,830
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,799,921,699
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (30,750,884)
Accumulated distributions in excess of
   net investment income                      (4,171,617)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           54,518,632
--------------------------------------------------------
TOTAL                                     $1,819,517,830
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  186,593,283
SHARES OUTSTANDING                            17,759,846
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        10.51
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $10.51)      $        11.03
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $1,510,388,716
SHARES OUTSTANDING                           153,962,144
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.81
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  121,655,590
SHARES OUTSTANDING                            13,015,168
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.35
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      880,241
SHARES OUTSTANDING                                90,502
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.73
--------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $59,605,439
Expenses allocated from Portfolio          (4,335,821)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $55,269,618
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,532
Distribution and service fees
   Class A                                    217,458
   Class B                                  4,627,862
   Class C                                    557,428
Transfer and dividend disbursing agent
   fees                                       577,839
Registration fees                             125,621
Printing and postage                           62,723
Custodian fee                                  20,153
Legal and accounting services                  10,208
Miscellaneous                                  84,817
-----------------------------------------------------
TOTAL EXPENSES                            $ 6,286,641
-----------------------------------------------------

NET INVESTMENT INCOME                     $48,982,977
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   846,490
   Interest rate swap contracts              (540,200)
-----------------------------------------------------
NET REALIZED GAIN                         $   306,290
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $47,743,312
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $47,743,312
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $48,049,602
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $97,032,579
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     48,982,977  $      105,809,510
   Net realized gain (loss)                        306,290         (29,265,457)
   Net change in unrealized
      appreciation (depreciation)               47,743,312         (16,870,231)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     97,032,579  $       59,673,822
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (5,192,928) $      (11,518,618)
      Class B                                  (40,918,093)        (88,245,574)
      Class C                                   (2,832,375)         (6,121,440)
      Class I                                      (19,490)             (6,725)
   In excess of net investment income
      Class A                                         (935)           (188,394)
      Class B                                     (827,286)           (395,953)
      Class I                                           --                 (76)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (49,791,107) $     (106,476,780)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     34,217,028  $       76,663,892
      Class B                                   66,364,698          84,983,374
      Class C                                   25,290,068          22,528,666
      Class I                                      254,930             600,004
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,028,445           5,306,814
      Class B                                   14,035,738          29,049,725
      Class C                                    1,337,761           2,859,716
      Class I                                       11,088               2,451
   Cost of shares redeemed
      Class A                                  (28,504,536)       (114,313,049)
      Class B                                  (93,338,851)       (356,484,139)
      Class C                                  (12,333,030)        (57,769,924)
      Class I                                       (1,000)           (453,019)
   Contingent deferred sales charges
      Class B                                      271,172                  --
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $      9,633,511  $     (307,025,489)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     56,874,983  $     (353,828,447)
------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          MARCH 31, 2001          YEAR ENDED
NET ASSETS                                (UNAUDITED)             SEPTEMBER 30, 2000
------------------------------------------------------------------------------------
At beginning of period                    $        1,762,642,847  $    2,116,471,294
------------------------------------------------------------------------------------
AT END OF PERIOD                          $        1,819,517,830  $    1,762,642,847
------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
------------------------------------------------------------------------------------
AT END OF PERIOD                          $           (4,171,617) $       (3,363,487)
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------
                                  (UNAUDITED)           2000(1)        1999         1998
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.230         $ 10.440      $ 11.650     $ 11.260
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income                 $  0.304         $  0.629      $  0.636     $  0.644
Net realized and unrealized
   gain (loss)                           0.280           (0.200)       (1.209)       0.398
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.584         $  0.429      $ (0.573)    $  1.042
-------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------
From net investment income            $ (0.304)        $ (0.629)     $ (0.637)    $ (0.652)
In excess of net investment
   income                                   --(2)        (0.010)           --           --
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.304)        $ (0.639)     $ (0.637)    $ (0.652)
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.510         $ 10.230      $ 10.440     $ 11.650
-------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           5.79%            4.39%        (5.14)%       9.49%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $186,593         $174,024      $211,206     $146,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.83%(5)         0.66%         0.71%        0.71%
   Expenses after custodian
      fee reduction(4)                    0.83%(5)         0.65%         0.69%        0.69%
   Net investment income                  5.85%(5)         6.23%         5.67%        5.60%
Portfolio Turnover of the
   Portfolio                                13%              41%           60%          28%
-------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  Represents less than .001 per share.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS B
                                  -------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------------------------------------------
                                  (UNAUDITED)           2000(1)         1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $    9.550       $    9.740     $   10.870     $   10.530     $    9.900     $    9.800
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                $    0.266       $    0.532     $    0.508     $    0.523     $    0.550     $    0.557
Net realized and unrealized
   gain (loss)                            0.265           (0.188)        (1.126)         0.361          0.634          0.096
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $    0.531       $    0.344     $   (0.618)    $    0.884     $    1.184     $    0.653
-----------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------
From net investment income           $   (0.266)      $   (0.532)    $   (0.508)    $   (0.531)    $   (0.554)    $   (0.553)
In excess of net investment
   income                                (0.005)          (0.002)        (0.004)        (0.013)            --             --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $   (0.271)      $   (0.534)    $   (0.512)    $   (0.544)    $   (0.554)    $   (0.553)
-----------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES
   CHARGES                           $    0.002       $       --     $       --     $       --     $       --     $       --
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $    9.810       $    9.550     $    9.740     $   10.870     $   10.530     $    9.900
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                            5.63%            3.72%         (5.90)%         8.60%         12.33%          6.84%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $1,510,389       $1,483,566     $1,764,616     $2,071,078     $2,040,626     $2,101,632
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                             1.21%(4)         1.25%          1.53%          1.53%          1.60%          1.55%
   Expenses after custodian
      fee reduction(3)                     1.21%(4)         1.24%          1.51%          1.51%          1.60%          1.54%
   Net investment income                   5.49%(4)         5.63%          4.86%          4.87%          5.45%          5.62%
Portfolio Turnover of the
   Portfolio                                 13%              41%            60%            28%            17%            19%
-----------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           CLASS C
                                  ---------------------------------------------------------
                                  SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -------------------------------------
                                  (UNAUDITED)           2000(1)        1999         1998
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.100         $  9.280      $ 10.350     $ 10.010
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income                 $  0.236         $  0.477      $  0.482     $  0.493
Net realized and unrealized
   gain (loss)                           0.249           (0.175)       (1.073)       0.349
-------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.485         $  0.302      $ (0.591)    $  0.842
-------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------
From net investment income            $ (0.235)        $ (0.482)     $ (0.479)    $ (0.502)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.235)        $ (0.482)     $ (0.479)    $ (0.502)
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.350         $  9.100      $  9.280     $ 10.350
-------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           5.38%            3.46%        (5.92)%       8.59%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $121,656         $104,455      $140,182     $122,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.59%(4)         1.58%         1.54%        1.54%
   Expenses after custodian
      fee reduction(3)                    1.59%(4)         1.57%         1.52%        1.52%
   Net investment income                  5.11%(4)         5.31%         4.84%        4.83%
Portfolio Turnover of the
   Portfolio                                13%              41%           60%          28%
-------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CLASS I
                                  ----------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      --------------------------
                                  (UNAUDITED)           2000(1)        1999(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.460           $ 9.610        $10.000
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income                 $ 0.293           $ 0.557        $ 0.149
Net realized and unrealized
   gain (loss)                          0.268            (0.107)        (0.390)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.561           $ 0.450        $(0.241)
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income            $(0.291)          $(0.593)       $(0.149)
In excess of net investment
   income                                  --            (0.007)            --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.291)          $(0.600)       $(0.149)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.730           $ 9.460        $ 9.610
--------------------------------------------------------------------------------

TOTAL RETURN(3)                          6.01%             4.96%         (2.44)%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   880           $   598        $   468
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.59%(5)          0.57%          0.55%(5)
   Expenses after custodian
      fee reduction(4)                   0.59%(5)          0.56%          0.53%(5)
   Net investment income                 6.09%(5)          5.87%          6.12%(5)
Portfolio Turnover of the
   Portfolio                               13%               41%            60%
--------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of class I shares, July 1, 1999, to September 30, 1999.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $6,949,359 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2008 ($5,377,834) and September 30, 2005 ($1,571,525). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2000, National Municipals Fund had net capital losses of $23,947,133 attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                            3,292,239           7,622,978
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       195,170             526,581
    Redemptions                                     (2,745,128)        (11,359,864)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            742,281          (3,210,305)
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS B                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                            6,831,768           8,951,233
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,448,054           3,083,270
    Redemptions                                     (9,631,734)        (37,900,442)
    ------------------------------------------------------------------------------
    NET DECREASE                                    (1,351,912)        (25,865,939)
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS C                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                            2,723,073           2,512,096
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       144,409             318,811
    Redemptions                                     (1,335,364)         (6,449,307)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                          1,532,118          (3,618,400)
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2001    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2000
    ------------------------------------------------------------------------------
    Sales                                               26,208              62,718
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,158                 261
    Redemptions                                           (104)            (48,392)
    ------------------------------------------------------------------------------
    NET INCREASE                                        27,262              14,587
    ------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,499 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,768,275 and $418,071 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 2001, representing 0.37% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At March 31, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $17,371,000 for Class C shares. There were no Uncovered Distribution Charges for Class B shares at March 31, 2001.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees approved quarterly service fee payments equal to .25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and .25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2001 amounted to $217,458, $1,859,587, and $139,357, for Class A, Class B, and Class C
   shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $6,000 of CDSC paid by shareholders for Class C shares for the six months ended March 31, 2001. EVD also received approximately $384,000 of CDSC paid by Class B shareholders of which $271,172 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $123,475,389 and $174,820,044, respectively, for the six months ended
   March 31, 2001.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.5%
---------------------------------------------------------------------------
    $  6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(1)                         $    4,833,613
      17,050       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                        18,425,253
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,235,858
       4,860       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                   5,015,471
       4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,311,416
       9,580       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                          10,016,369
      15,000       Illinois Development Finance Authority,
                   (Care Institute, Inc.), 7.80%, 6/1/25         15,454,350
       4,605       New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20              4,167,064
       9,605       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                 9,957,696
       4,935       North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24(2)            2,371,860
       7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,454,030
      12,140       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                13,120,912
---------------------------------------------------------------------------
                                                             $   99,363,892
---------------------------------------------------------------------------
Cogeneration -- 6.2%
---------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   22,726,343
      30,145       New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         30,930,277
      12,950       Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(2)                        8,547,000
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,094,266
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             21,811,056
       7,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 6,986,700
       5,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,008,250
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,449,452
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
    $  1,811       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                           $    1,399,200
       8,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                6,181,442
      12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                            1,232,656
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                              482,344
---------------------------------------------------------------------------
                                                             $  112,848,986
---------------------------------------------------------------------------
Education -- 0.8%
---------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(3)                  $    4,404,108
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31          10,737,582
---------------------------------------------------------------------------
                                                             $   15,141,690
---------------------------------------------------------------------------
Electric Utilities -- 4.5%
---------------------------------------------------------------------------
    $ 11,800       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   10,606,548
      10,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                                  9,999,400
      13,000       Connecticut Development Authority,
                   (Western Massachusetts Electric),
                   5.85%, 9/1/28                                 12,999,220
      11,000       Intermountain Power Agency, UT, Variable
                   Rate, 7/1/19(4)(5)                            12,216,820
      22,000       Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       22,326,480
       5,000       Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy),
                   5.95%, 5/1/30                                  4,701,250
       8,000       North Carolina Municipal Power Agency,
                   6.50%, 1/1/20                                  8,448,400
---------------------------------------------------------------------------
                                                             $   81,298,118
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.9%
---------------------------------------------------------------------------
    $ 42,500       Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                            $   13,290,600
       2,200       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,745,446
      11,195       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/22                                 2,760,463
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                39,794,093
     244,325       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                60,663,454

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $ 11,175       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22  $    2,774,641
       7,000       Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22          8,586,130
     101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                24,481,864
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                12,807,185
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                4,946,949
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,602,905
      10,865       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          13,106,015
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,402,932
       1,000       Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,119,550
     100,000       Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT),
                   0.00%, 6/1/15                                 49,946,000
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           17,565,807
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            4,285,050
---------------------------------------------------------------------------
                                                             $  270,879,084
---------------------------------------------------------------------------
General Obligations -- 0.8%
---------------------------------------------------------------------------
    $ 15,500       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26           $   14,318,435
---------------------------------------------------------------------------
                                                             $   14,318,435
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $  3,369       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    3,008,013
       3,613       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36                 3,334,666
---------------------------------------------------------------------------
                                                             $    6,342,679
---------------------------------------------------------------------------
Hospital -- 7.3%
---------------------------------------------------------------------------
    $  6,500       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(2)                          $    3,250,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
    $  2,290       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $    2,357,257
      12,600       California Health Facilities Authority,
                   (Cedars-Sinai Medical Center), Variable
                   Rate, 12/1/34(4)(5)                           14,233,842
      20,705       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                21,175,832
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,339,049
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,051,440
      18,000       District of Columbia, (Medlantic),
                   Variable Rate, 8/15/38                        18,000,000
       3,530       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,206,828
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             842,420
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,105,186
       4,500       Indiana Health Facilities Authority,
                   (Memorial Hospital and Health Care
                   Center), 7.40%, 3/1/22                         4,604,580
      10,220       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,309,323
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,039,660
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,044,600
      13,315       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,415,705
       3,500       New Jersey Health Care Facilities
                   Authority, (Trinitas Hospital),
                   7.50%, 7/1/30                                  3,520,510
       4,000       Oneida County, NY, IDA, (Elizabeth
                   Medical), 6.00%, 12/1/29                       3,264,520
       6,038       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(2)                       422,670
       1,510       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(2)                        105,667
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(2)                              1,230,000
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,951,457
      12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(4)(5)                                13,023,250
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,612,016
---------------------------------------------------------------------------
                                                             $  133,105,812
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Housing -- 7.2%
---------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,097,710
       7,845       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 6,851,274
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,636,420
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,548,073
       8,550       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(4)                9,287,437
       3,465       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   2,181,148
      10,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), Variable Rate, 12/1/34          10,000,000
       6,360       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/29(4)(5)                                  6,017,005
         600       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/34(4)(5)                                    642,510
       2,250       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   1,416,780
       1,225       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), (AMT), Variable Rate,
                   6/1/36(4)(5)                                     760,639
       1,645       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT), Variable
                   Rate, 9/1/36(4)(5)                             1,193,036
       6,150       California Statewide Communities
                   Development Authority, (San Luis
                   Village), (AMT), Variable Rate, 9/1/36         6,150,000
      16,000       Charter Mac Equity Trust, (AMT),
                   6.625%, 6/30/09                               16,025,280
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,924,474
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,836,775
       3,850       Illinois Development Finance Authority,
                   Multifamily, 3.85%, 12/1/13                    3,850,000
      10,460       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,867,546
       1,395       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,304,297
       8,075       Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                                 8,032,445
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $ 15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36        $   15,779,552
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments),
                   (AMT), 6.00%, 5/1/31                           8,174,504
---------------------------------------------------------------------------
                                                             $  131,576,905
---------------------------------------------------------------------------
Industrial Development Revenue -- 13.0%
---------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,784,578
      10,260       Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25             10,321,355
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                           56,600
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          1,919,780
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           6,174,690
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,874,545
      25,250       Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(4)(5)       25,296,460
       8,000       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,491,840
       7,545       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                                7,629,278
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,658,423
       6,370       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          6,558,425
       1,575       Knox County, TN, Industrial Development
                   Revenue (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,532,727
       7,000       Knox County, TN, Industrial Development
                   Revenue, (Weisgarber Partners),
                   6.875%, 12/1/14                                6,753,180
       4,365       Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 4,042,077
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,553,235
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,174,600
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,167,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,248,850
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,558,065
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,158,840

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $  1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                             $    1,422,030
      11,885       New Jersey EDA, RITES,
                   Variable Rate, 9/15/29(4)(5)                  10,517,987
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    148,000
      22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22(2)                        9,944,000
      11,440       Pennsylvania Solid Waste Disposal, (USG
                   Corp.), (AMT), 6.00%, 6/1/31                   7,644,437
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,725,900
       2,585       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24                    1,538,075
       2,000       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25                    1,190,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,327,305
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,185,168
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,851,450
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(2)           99,050
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(4)(5)                   19,185,795
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,342,920
---------------------------------------------------------------------------
                                                             $  236,076,765
---------------------------------------------------------------------------
Insured-Education -- 0.7%
---------------------------------------------------------------------------
    $ 13,580       Puerto Rico, ITEM and ECFA, (University
                   Plaza), (MBIA), 5.00%, 7/1/33             $   13,396,942
---------------------------------------------------------------------------
                                                             $   13,396,942
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
---------------------------------------------------------------------------
    $ 12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                    $   12,056,125
      10,500       Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,054,905
      16,000       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         14,766,880
      10,000       Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          10,185,800
       6,600       Sacramento, CA, Municipal Utility
                   District, (MBIA), 4.00%, 11/15/15              6,600,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Electric Utilities (continued)
---------------------------------------------------------------------------
    $ 16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(4)                               $   18,294,375
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(4)(5)                   14,217,938
---------------------------------------------------------------------------
                                                             $   86,176,023
---------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
---------------------------------------------------------------------------
    $ 15,000       California, AMBAC, Variable Rate,
                   5/1/26(4)(5)                              $   16,652,100
      14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 2,910,040
      10,000       Umatilla County, OR, School District No.
                   008R, (MBIA), 5.20%, 6/15/19                  10,166,200
      10,000       University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 9,025,900
      10,000       West Virginia, (FGIC), 4.50%, 6/1/23           9,090,700
---------------------------------------------------------------------------
                                                             $   47,844,940
---------------------------------------------------------------------------
Insured-Hospital -- 1.9%
---------------------------------------------------------------------------
    $ 12,000       Maricopa County, AZ, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37       $   12,004,440
      15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                       13,969,168
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,242,497
---------------------------------------------------------------------------
                                                             $   35,216,105
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $  7,520       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,117,765
---------------------------------------------------------------------------
                                                             $    8,117,765
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.7%
---------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(4)(5)                             $   12,427,283
---------------------------------------------------------------------------
                                                             $   12,427,283
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
---------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                    $    1,979,095
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,291,447
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,371,400

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
---------------------------------------------------------------------------
    $  7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA), 0.00%, 3/1/10  $    4,678,030
       6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,802,980
---------------------------------------------------------------------------
                                                             $   19,122,952
---------------------------------------------------------------------------
Insured-Transportation -- 4.2%
---------------------------------------------------------------------------
    $ 20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $   19,075,602
      12,000       Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                 10,643,640
       8,750       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,589,313
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21             22,733,607
      10,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,989,000
       8,000       Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 7,413,840
---------------------------------------------------------------------------
                                                             $   76,445,002
---------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
---------------------------------------------------------------------------
    $ 25,000       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                    $   23,801,250
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                          5,500,746
      11,500       East Bay, CA, Municipal Utility
                   District, Water System Revenue, (FGIC),
                   5.00%, 6/1/26                                 11,361,310
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         13,055,980
      23,015       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               21,279,439
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                         8,383,050
      10,000       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          9,371,900
---------------------------------------------------------------------------
                                                             $   92,753,675
---------------------------------------------------------------------------
Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(2)                  $    4,513,500
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,543,136
---------------------------------------------------------------------------
                                                             $    6,056,636
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Nursing Home -- 7.6%
---------------------------------------------------------------------------
    $ 12,790       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   13,642,837
       2,700       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                   2,788,722
       4,815       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        5,225,238
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,056,231
      10,015       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              8,136,286
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,340,300
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,545,369
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,463,300
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,575,818
      11,745       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,336,596
       2,355       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            2,616,735
       4,395       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            4,464,353
       4,880       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             5,548,414
       9,120       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             9,299,938
      12,155       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,525,363
       4,820       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,079,798
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,086,003
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,117,100
       4,600       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,621,942
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,901,078
       2,405       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,530,757
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,732,720
         445       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02                   452,276
---------------------------------------------------------------------------
                                                             $  138,087,174
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.2%
---------------------------------------------------------------------------
    $ 14,640       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,595,612
       9,965       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,649,520
      11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(1)                               5,900,700
      14,825       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,595,455
      12,265       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,636,453
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(2)                                 480,000
       5,245       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,438,121
---------------------------------------------------------------------------
                                                             $   58,295,861
---------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
    $    265       South Orange County, CA, Public
                   Financing Authority, DRIVERS, Variable
                   Rate, 8/15/15(3)(5)                       $    1,808,095
       5,125       University Square Community Development
                   District, 6.75%, 5/1/20                        5,191,881
---------------------------------------------------------------------------
                                                             $    6,999,976
---------------------------------------------------------------------------
Transportation -- 2.4%
---------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., SC
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,571,538
       4,735       Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,294,819
      20,505       Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(4)(5)                           21,013,319
       9,500       Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(4)(5)                           9,671,760
       3,000       Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(4)(5)                                   2,974,650
---------------------------------------------------------------------------
                                                             $   43,526,086
---------------------------------------------------------------------------
Water and Sewer -- 2.1%
---------------------------------------------------------------------------
    $  5,480       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(4)(5)     $    5,725,723
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(4)(5)         10,442,395
      10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 9,291,700
       4,200       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)                    3,806,964
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Water and Sewer (continued)
---------------------------------------------------------------------------
    $  9,400       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)               $    8,872,190
---------------------------------------------------------------------------
                                                             $   38,138,972
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $1,729,039,126)                          $1,783,557,758
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   38,402,097
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,821,959,855
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                  10.1%
Others, representing less than 10% individually             87.8%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 22.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 9.0% of total investments.
 (1)  The Portfolio is accruing only partial interest on this security.
 (2)  Non-income producing security.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,729,039,126)      $1,783,557,758
Cash                                               5,683
Receivable for investments sold               26,678,004
Interest receivable                           31,452,476
Prepaid expenses                                  13,416
--------------------------------------------------------
TOTAL ASSETS                              $1,841,707,337
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Demand note payable                       $   19,600,000
Payable for investments purchased                 15,349
Payable to affiliate for Trustees' fees            3,540
Accrued expenses                                 128,593
--------------------------------------------------------
TOTAL LIABILITIES                         $   19,747,482
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,821,959,855
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,767,441,223
Net unrealized appreciation (computed on
   the basis of identified cost)              54,518,632
--------------------------------------------------------
TOTAL                                     $1,821,959,855
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED MARCH 31, 2001
Investment Income
------------------------------------------------------
Interest                                  $ 59,605,439
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 59,605,439
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  4,002,384
Trustees' fees and expenses                     20,366
Custodian fee                                  157,401
Legal and accounting services                   80,958
Miscellaneous                                   74,713
------------------------------------------------------
TOTAL EXPENSES                            $  4,335,822
------------------------------------------------------

NET INVESTMENT INCOME                     $ 55,269,617
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    846,490
   Interest rate swap contracts               (540,200)
------------------------------------------------------
NET REALIZED GAIN                         $    306,290
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 47,743,314
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 47,743,314
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 48,049,604
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $103,319,221
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     55,269,617  $      119,418,384
   Net realized gain (loss)                        306,290         (29,265,457)
   Net change in unrealized
      appreciation (depreciation)               47,743,314         (16,870,231)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $    103,319,221  $       73,282,696
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    123,475,389  $      184,624,795
   Withdrawals                                (174,820,044)       (613,467,015)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (51,344,655) $     (428,842,220)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     51,974,566  $     (355,559,524)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  1,769,985,289  $    2,125,544,813
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,821,959,855  $    1,769,985,289
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------------------------------------------
                                  (UNAUDITED)            2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.49%(1)         0.48%          0.45%          0.45%          0.52%          0.49%
   Expenses after custodian
      fee reduction                        0.49%(1)         0.47%          0.43%          0.43%          0.52%          0.48%
   Net investment income                   6.19%(1)         6.37%          5.92%          5.93%          6.51%          6.65%
Portfolio Turnover                           13%              41%            60%            28%            17%            19%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,821,960       $1,769,985     $2,125,545     $2,340,125     $2,181,615     $2,212,478
-----------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolio complies with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 K Interim Financial Statements -- The interim financial statements relating to
   March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflected all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2001, the fee was equivalent to 0.45% (annualized) of the Portfolio's average daily net assets for such period and amounted to $4,002,384. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $233,268,957 and $251,641,051, respectively, for the six months ended March 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,729,039,126
    --------------------------------------------------------
    Gross unrealized appreciation             $  152,405,150
    Gross unrealized depreciation                (97,886,518)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   54,518,632
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the Portfolio had a balance outstanding pursuant to this line of credit of $19,600,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samual L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122








EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

448-5/01                                                                   HMSRC